SUPPLEMENT DATED MAY 1, 2020
TO
PROSPECTUS DATED MAY 1, 2017

WEALTHQUEST III VARIABLE UNIVERSAL LIFE INSURANCE/
VARIABLE UNIVERSAL LIFE 08
POLICY
ISSUED BY
AMERICAN NATIONAL INSURANCE COMPANY
THROUGH ITS
AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

This supplement amends your prospectus.  Please read it carefully and keep it with your prospectus for future reference.

As American National Insurance Company will observe the Thanksgiving and Christmas holidays by being closed for business on Friday, November 27, 2020 and Thursday December 24, 2020 the sub-section entitled “Policy Transactions” on page 20 is amended to read as follows:

Surrenders, transfers, and loans requested by you and premium payments (except for “Proper Lockbox Payments” as defined in the “Premiums” section) made by you are processed only on Valuation Dates that American National Insurance Company is open for business.  American National Insurance Company is closed for business on Friday, November 27, 2020 and Thursday, December 24, 2020, in observation of the Thanksgiving and Christmas holidays.  On Valuation Dates American National Insurance Company is closed for business, only automated transactions (i.e. monthly deductions, periodic charges, dollar cost averaging program, portfolio rebalancing program, systematic withdrawal program) and Proper Lockbox Payments as defined in the “Premiums” section will be processed.  All other transactions will be processed on the next Valuation Date that we are open for business.

In addition to the above information, effective April 28, 2020, the Federated Fund name has changed as well as each individual fund’s name as follows:

Federated Hermes Insurance Series[4]
Federated Hermes Managed Volatility Fund II – Primary Shares
Federated Hermes High Income Bond Fund II – Primary Shares
Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Kaufmann Fund II – Primary Shares
Federated Hermes Quality Bond Fund II – Primary Shares

For the VUL product, these fund references appear on pages 2, 35, 36 and 39.
For the VUL08 product, these fund references appear on pages 2, 34 and 38.

The investment objective for the Federated Hermes Kaufmann Fund II – Primary Shares has been updated to state “seeks long-term outperformance”.

The investment objective for the Federated Hermes Managed Volatility Fund II – Primary Shares has been updated to state “seeks to achieve high current income and moderate capital appreciation”.

The investment objective for the Federated Hermes Fund for U.S. Government Securities II has been updated to state “seeks current income”.

The investment objective for the Federated Hermes Quality Bond Fund II – Primary Shares has been updated to state “seeks current income”.

Effective April 30, 2020, the Invesco V.I. Mid Cap Growth Fund merged into the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund.

For the VUL product, this fund reference appears on pages 2 and 38.
For the VUL08 product, this fund reference appears on pages 2 and 37.

The investment objective for the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund is “to seek capital appreciation”.